Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Goodwill And Intangible Assets, Net [Abstract]
Balance at the beginning of the year	$ 3,792	$ 3,792
Acquisitions	18,232
Functional currency translation adjustments	494
Balance at the year end	$ 22,518	$ 3,792